Loans Receivable and Other Lending Investments, net (Impaired Loans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 253,941,000	$ 132,492,000
Unpaid Principal Balance	243,409,000	131,514,000
Related Allowance	(62,245,000)	(72,165,000)
Average Recorded Investment	195,482,000	153,387,000	$ 422,973,000
Interest Income Recognized	226,000	50,000	2,261,000
Subordinate mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,862,000	0
Unpaid Principal Balance	10,846,000	0
Related Allowance	0	0
Average Recorded Investment	6,799,000	0	0
Interest Income Recognized	0	0	0
Senior mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	85,933,000	126,754,000
Unpaid Principal Balance	85,780,000	125,776,000
Related Allowance	(49,774,000)	(69,627,000)
Average Recorded Investment	122,582,000	129,135,000	370,010,000
Interest Income Recognized	226,000	38,000	2,080,000
Corporate/Partnership loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	157,146,000	5,738,000
Unpaid Principal Balance	146,783,000	5,738,000
Related Allowance	(12,471,000)	(2,538,000)
Average Recorded Investment	66,101,000	24,252,000	52,963,000
Interest Income Recognized	0	12,000	181,000
Nonperforming Financial Instruments
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, interest income, cash basis method		0	0
With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,862,000	0
Unpaid Principal Balance	10,846,000	0
Related Allowance	0	0
Average Recorded Investment	10,460,000	0	35,659,000
Interest Income Recognized	226,000	0	1,922,000
With no related allowance recorded | Subordinate mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,862,000	0
Unpaid Principal Balance	10,846,000	0
Related Allowance	0	0
Average Recorded Investment	6,799,000	0
Interest Income Recognized	0	0	0
With no related allowance recorded | Senior mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,661,000	0	35,659,000
Interest Income Recognized	226,000	0	1,922,000
With an allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	243,079,000	132,492,000
Unpaid Principal Balance	232,563,000	131,514,000
Related Allowance	(62,245,000)	(72,165,000)
Average Recorded Investment	185,022,000	153,387,000	387,314,000
Interest Income Recognized	0	50,000	339,000
With an allowance recorded | Senior mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	85,933,000	126,754,000
Unpaid Principal Balance	85,780,000	125,776,000
Related Allowance	(49,774,000)	(69,627,000)
Average Recorded Investment	118,921,000	129,135,000	334,351,000
Interest Income Recognized	0	38,000	158,000
With an allowance recorded | Corporate/Partnership loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	157,146,000	5,738,000
Unpaid Principal Balance	146,783,000	5,738,000
Related Allowance	(12,471,000)	(2,538,000)
Average Recorded Investment	66,101,000	24,252,000	52,963,000
Interest Income Recognized	$ 0	$ 12,000	$ 181,000